Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Registrant Name	AIAI HOLDINGS CORPORATION
Entity Central Index Key	0002096362
Entity Tax Identification Number	33-4103471
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17304 Preston Road
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75252
City Area Code	(214)
Local Phone Number	935-9853
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	17304 Preston Road
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75252
City Area Code	(214)
Local Phone Number	935-9853
Contact Personnel Name	Todd Furniss